Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Trade sales of gaming products	$ 9,638	$ 11,021	$ 21,555	$ 25,451
EGT Entertainment Holding [Member]
Related Party Transaction [Line Items]
Principal and interest payments			0	6,354
Melco Crown Ltd [Member]
Related Party Transaction [Line Items]
Trade sales of gaming products	135	630	(941)	(1,309)
Melco Services Limited [Member]
Related Party Transaction [Line Items]
Technical services	1	10	10	32
Office rental	1	48	46	150
Golden Future Ltd member [Member]
Related Party Transaction [Line Items]
Management services	148	21	146	0
MCE Leisure Philippines [Member]
Related Party Transaction [Line Items]
Trade sales of gaming products	$ 98	$ 0